Property and equipment, net	12 Months Ended
Dec. 31, 2020
Property and equipment, net
Property and equipment, net

7.         Property and equipment, net

Property and equipment consisted of the following:

	December 31,	December 31,
	2019	2020
	US$	US$
Finance lease right-of-use asset -Corporate aircraft	36,887,168	39,438,499
Vehicles	5,069,515	5,825,039
Furniture and fixtures	10,523,537	10,895,581
Office buildings	21,842,187	23,726,382
Total	74,322,407	79,885,501
Accumulated depreciation	(31,318,028)	(37,125,590)
Property and equipment, net	43,004,379	42,759,911

On October 23, 2012, the Group acquired a corporate aircraft under a finance lease. The lease has an eight-year term and expires on September 15, 2021 with 32 quarterly lease payments of US$1,426,000. A deposit in the amount of US$6.7 million may be used as full and final payment to Minsheng to purchase the corporate aircraft. On June 15, 2020, the Group terminated the previous agreement and signed a new finance lease agreement with Minsheng. The lease has a three-year term and expires on July 14, 2023 with 12 quarterly lease payment of US$1,105,274.

Depreciation expense for property and equipment for the year ended December 31, 2020 amounted to US$4,696,140 (2018: US$4,908,299; 2019: US$5,904,454) which includes amortization expense related to the corporate aircraft capital lease amounting to US$ 2,486,630 (2018: US$2,582,340; 2019: US$2,336,187).

Accumulated depreciation expense for property and equipment as of December 31, 2020 amounted to US$37,125,590 (2018: US$28,063,724; 2019: US$31,318,028) which includes accumulated amortization expense related to the corporate aircraft capital lease amounting to US$16,579,927 (2018: US$13,238,949; 2019: US$14,601,171).